Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2023
Dates
31-Aug-2023
Actual/360 Days
31
30/360 Days
30
15-Sep-2023
15-Sep-2023
Collection Period No.
24
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Aug-2023
13-Sep-2023
14-Sep-2023
15-Sep-2023
15-Aug-2023
15-Aug-2023
Summary
Beginning
Balance
0.00
0.00
419,046,577.89
130,000,000.00
Principal
Payment
0.00
0.00
29,638,699.49
0.00
Ending
Balance
0.00
0.00
389,407,878.40
130,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
52.926249
0.000000
Initial
Balance
332,500,000.00
560,000,000.00
560,000,000.00
130,000,000.00
Note
Factor
0.000000
0.000000
0.695371
1.000000
549,046,577.89
519,407,878.40
29,638,699.49
T
otal Note Balance
1,582,500,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
40,576,974.05
589,623,551.94
10,904,804.06
600,528,356.00
40,576,974.05
559,984,852.45
10,286,797.85
570,271,650.30
40,578,961.98
1,623,078,961.98
34,735,936.60
1,657,814,898.58
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
40,578,961.98
40,576,974.05
40,576,974.05
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
0.210000%
0.460000%
0.730000%
Interest
Payment
0.00
0.00
160,634.52
79,083.33
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.286847
0.608333
Interest & Principal
Payment
0.00
0.00
29,799,334.01
79,083.33
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
53.213096
0.608333
$29,878,417.34
T
otal
$239,717.85

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
31,956,664.55
0.00
31,956,664.55
29,231,582.99
1,881,436.58
293,931.41
429,782.71
0.00
0.00
119,930.86
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
500,440.30
0.00
0.00
239,717.85
0.00
0.00
29,638,699.49
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
31,956,664.55
1,577,806.91
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
500,440.30
0.00
0.00
0.00
500,440.30
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
239,717.85
0.00
0.00
160,634.52
79,083.33
0.00
0.00
0.00
0.00
0.00
239,717.85
0.00
0.00
160,634.52
79,083.33
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
239,717.85
239,717.85
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
29,638,699.49
0.00
0.00
0.00
29,638,699.49
Aggregate Principal Distributabl
e
Amount
29,638,699.49
29,638,699.49
0.00

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,057,697.40
0.00
4,057,697.40
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
14,475.87
105,454.99
119,930.86
4,057,697.40
0.00
14,475.87
14,475.87
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2023
Pool Statistics
Pool Data
3.71%
34.17
34.34
Cutoff Date Pool Balance
Amount
1,657,814,898.58
Pool Balance beginning of Collection Period
600,528,356.00
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
570,271,650.30
26,679
27,594
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
44,343
19,586,776.74
9,644,806.25
0.00
1,025,122.71
Pool Factor
34.40%
3.59%
55.46
9.86

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
26,679
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.03%
0.69%
0.19%
0.09%
100.00%
564,722,907.12
3,916,744.26
1,110,360.13
521,638.79
570,271,650.30
26,495
134
33
17
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.286%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
12,998.48
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.632%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
7,019,181.08
311,030.81
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
32
540
Losses
(1)
Amount
1,025,122.71
293,509.76
420,582.14
Number of Receivables
Number of Receivables
Amount
18,389,255.27
6,701,961.95
4,668,112.24
Current
Cumulative
0.423%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.638%
Prior Collection Period
0.431 % Second Prior
Collection
Period
1.018
%
Third
Prior
Collection
Period
0.442%